Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Summary of Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2025	2026
Finished products	837,759	791,272
Work in process	314,011	266,712
Raw materials, purchased components and supplies	159,000	169,367

Inventories	1,310,770	1,227,351